Impairment of intangible assets and property, plant and equipment - Summary of Net Impairment Losses of Other Intangible Assets (Details) - Other intangible assets - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of other intangible assets (excluding software)	€ 330	€ 3,604	€ 720
Marketed products
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of other intangible assets (excluding software)	2	2,757	264
Research and development
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of other intangible assets (excluding software)	328	847	454
Eloctate
Disclosure of impairment loss and reversal of impairment loss [line items]
Recognition of impairment loss		2,236
Marketed product Lemtrada
Disclosure of impairment loss and reversal of impairment loss [line items]
Recognition of impairment loss		163
Marketed product Lemtrada | USA
Disclosure of impairment loss and reversal of impairment loss [line items]
Recognition of impairment loss			183
Zantac
Disclosure of impairment loss and reversal of impairment loss [line items]
Recognition of impairment loss		352
Sotaglifozin
Disclosure of impairment loss and reversal of impairment loss [line items]
Recognition of impairment loss		275
Pharmaceuticals | Marketed products
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of other intangible assets (excluding software)	2	2,405	258
Vaccines | Marketed products
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of other intangible assets (excluding software)	0	0	6
CHC | Marketed products
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of other intangible assets (excluding software)	0	352	0
Other
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of other intangible assets (excluding software)	€ 0	€ 0	€ 2